UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-05446

Intermediate Bond Fund of America
(Exact Name of Registrant as specified in charter)

333 South Hope Street,
Los Angeles, California 90071
(Address of principal executive offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: August 31

Date of reporting period: May 31, 2006

Kimberly S. Verdick
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071
(name and address of agent for service)

Copies to:
Michael Glazer
Paul, Hastings, Janofsky & Walker LLP
515 South Flower Street
Los Angeles, California 90071
(Counsel for the Registrant)

ITEM 1 - Schedule of Investments

[Logo - American Funds®]

Intermediate Bond Fund of America®
Investment portfolio

May 31, 2006
unaudited

Bonds & notes — 95.52%	Principal amount (000)	Market value (000)

CORPORATE BONDS & NOTES — 26.29%
Financials — 15.57%
Citigroup Inc. 4.20% 2007	$29,500	$28,981
Citigroup Inc. 4.125% 2010	13,150	12,540
Citigroup Inc. 4.625% 2010	3,000	2,903
Citigroup Inc. 5.625% 2012	3,000	2,984
Prudential Insurance Co. of America 6.375% 2006[1]	13,250	13,268
PRICOA Global Funding I, Series 2003-2, 3.90% 2008[1]	10,000	9,603
PRICOA Global Funding I, Series 2004-4, 4.35% 2008[1]	3,000	2,928
Prudential Funding, LLC, Series B, 6.60% 2008[1]	11,795	12,019
PRICOA Global Funding I 4.20% 2010[1]	10,000	9,522
J.P. Morgan Chase & Co. 5.625% 2006	5,000	5,003
J.P. Morgan Chase & Co. 5.35% 2007	6,050	6,048
Bank One Corp. 2.625% 2008	6,000	5,667
J.P. Morgan Chase & Co. 4.00% 2008	15,000	14,653
J.P. Morgan Chase & Co. 3.50% 2009	5,000	4,748
J.P. Morgan Chase & Co. 4.75% 2015	3,500	3,234
J.P. Morgan Chase & Co. 4.891% 2015	5,000	4,830
USA Education, Inc. 5.625% 2007	9,035	9,047
SLM Corp., Series A, 3.625% 2008	5,000	4,835
SLM Corp., Series A, 3.95% 2008	3,000	2,894
SLM Corp., Series A, 4.00% 2009	12,250	11,800
SLM Corp., Series A, 4.80% 2009[2]	5,000	4,862
SLM Corp., Series A, 5.24% 2009[2]	5,000	5,008
SLM Corp., Series A, 4.50% 2010	5,000	4,789
Household Finance Corp. 5.75% 2007	8,000	8,021
Household Finance Corp. 7.875% 2007	6,250	6,357
Household Finance Corp. 4.125% 2008	13,500	13,066
Household Finance Corp. 6.40% 2008	10,000	10,170
HSBC Finance Corp. 5.00% 2015	3,625	3,360
ASIF Global Financing XVIII 3.85% 2007[1]	8,000	7,818
International Lease Finance Corp. 4.50% 2008	3,000	2,943
International Lease Finance Corp. 4.75% 2009	7,000	6,826
American International Group, Inc. 4.70% 2010[1]	3,000	2,899
International Lease Finance Corp. 5.00% 2010	3,280	3,201
American International Group, Inc. 5.05% 2015[1]	4,000	3,760
ILFC E-Capital Trust I 5.90% 2065[1,2]	7,000	6,846
Washington Mutual, Inc. 7.50% 2006	15,500	15,565
Washington Mutual, Inc. 5.625% 2007	4,600	4,603
Washington Mutual, Inc. 4.00% 2009	8,000	7,700
Washington Mutual, Inc. 5.95% 2013	5,000	4,973
SocGen Real Estate Co. LLC, Series A, 7.64% (undated)[1,2]	13,500	13,815
Société Générale 7.85% (undated)[1,2]	14,000	14,285
Monumental Global Funding II, Series 2002-A, 5.20% 2007[1]	13,500	13,486
Monumental Global Funding II, Series 2004-B, 3.90% 2009[1]	5,000	4,769
Monumental Global Funding II, Series 2004-F, 4.375% 2009[1]	2,000	1,931
Monumental Global Funding II, Series 2006-A, 5.083% 2009[1,2]	2,000	2,002
Monumental Global Funding II, Series 2005-B, 4.625% 2010[1]	2,500	2,416
Jackson National Life Global Funding, Series 2002-1, 5.25% 2007[1]	24,500	24,368
Price REIT, Inc. 7.50% 2006	5,000	5,037
Kimco Realty Corp., Series C, 3.95% 2008	7,000	6,788
Kimco Realty Corp., Series C, 4.82% 2014	795	731
Kimco Realty Corp., Series C, 4.904% 2015	7,500	6,946
Kimco Realty Corp., Series C, 5.783% 2016	4,500	4,398
Wells Fargo & Co. 4.125% 2008	17,000	16,618
Wells Fargo & Co. 4.20% 2010	7,500	7,179
Westfield Capital Corp. Ltd. and WT Finance (Australia) Pty Ltd. and WEA Finance LLC 4.375% 2010[1]	24,885	23,552
Genworth Financial, Inc. 5.06% 2007[2]	12,000	12,026
Genworth Financial, Inc. 4.75% 2009	10,000	9,797
ReliaStar Financial Corp. 8.00% 2006	11,470	11,583
ING Security Life Institutional Funding 2.70% 2007[1]	2,000	1,957
ReliaStar Financial Corp. 6.50% 2008	4,000	4,074
ING Security Life Institutional Funding 4.25% 2010[1]	3,000	2,881
Hartford Financial Services Group, Inc. 2.375% 2006	10,375	10,375
Hartford Financial Services Group, Inc. 4.70% 2007	4,000	3,959
Hartford Financial Services Group, Inc. 5.55% 2008	5,805	5,803
John Hancock Global Funding II, Series 2002-G, 5.00% 2007[1]	19,000	18,861
XL Capital Finance (Europe) PLC 6.50% 2012	4,725	4,816
XL Capital Ltd. 5.25% 2014	4,000	3,728
Twin Reefs Asset Trust (XLFA), Series B, 6.08% (undated)[1,2]	9,700	9,701
U.S. Bancorp 4.40% 2008	17,000	16,656
American Express Credit Corp. 3.00% 2008	5,000	4,776
American Express Co. 4.75% 2009	5,000	4,903
American Express Credit Corp., Series B, 5.00% 2010	7,000	6,851
HBOS Treasury Services PLC 3.625% 2007[1]	11,500	11,281
HBOS PLC, Series B, 5.92% (undated)[1,2]	5,000	4,639
Metropolitan Life Global Funding I, Series 2004-10, 3.375% 2007[1]	12,000	11,626
Metropolitan Life Global Funding I, Series 2004-7, 4.25% 2009[1]	4,000	3,861
Nationwide Life Insurance Co. 5.35% 2007[1]	12,850	12,846
North Front Pass Through Trust 5.81% 2024[1,2]	2,000	1,907
Banco Santander Central Hispano, SA 7.625% 2010	3,000	3,221
Abbey National PLC 6.70% (undated)[2]	3,022	3,072
Abbey National PLC 7.35% (undated)[2]	8,000	8,065
CIT Group Inc. 3.65% 2007	7,835	7,631
CIT Group Inc. 7.375% 2007	3,500	3,556
CIT Group Inc. 6.875% 2009	3,000	3,107
New York Life Global Funding 3.875% 2009[1]	6,750	6,480
New York Life Global Funding 4.625% 2010[1]	5,000	4,819
Principal Life Global Funding I 4.40% 2010[1]	9,000	8,541
Principal Life Income Fundings Trust, Series 2005-34, 5.20% 2010	2,000	1,964
Protective Life Insurance Co., Series 2004-D, 4.00% 2009	3,000	2,885
Protective Life Insurance Co., Series 2005-C, 4.85% 2010	7,750	7,564
National Westminster Bank PLC 7.375% 2009	7,000	7,432
National Westminster Bank PLC 7.75% (undated)[2]	2,350	2,412
SunTrust Banks, Inc. 4.415% 2009	10,000	9,700
Signet Bank 7.80% 2006	2,000	2,013
Wachovia Corp., Series G, 4.375% 2010	8,000	7,661
Lincoln National Corp. 6.50% 2008	8,385	8,523
Skandinaviska Enskilda Banken 6.875% 2009	7,930	8,158
Berkshire Hathaway Finance Corp. 4.125% 2010	8,000	7,615
Bank of America Corp. 6.625% 2007	200	203
Bank of America Corp. 4.50% 2010	7,000	6,740
Allstate Financial Global Funding LLC 5.25% 2007[1]	4,750	4,745
Allstate Life Global Funding 4.25% 2010	2,000	1,914
Union Bank of California 5.95% 2016	5,750	5,731
Principal Life Insurance Co. 3.20% 2009	6,000	5,665
Simon Property Group, LP 5.75% 2012	5,000	4,969
Korea Development Bank 4.625% 2010	5,000	4,805
UniCredito Italiano 4.85% 2007[2]	3,000	3,000
UniCredito Italiano Capital Trust II 9.20% (undated)[1]	1,246	1,401
PNC Funding Corp. 5.125% 2010	4,000	3,920
Merita Bank Ltd. 7.50% (undated)[1,2]	2,825	2,858
ERP Operating LP 6.625% 2012	2,000	2,081
Barclays Bank PLC 7.40% 2009	1,250	1,322
Den Danske Bank A/S 7.40% 2010[1,2]	500	510
		781,785

Industrials — 2.70%
General Electric Capital Corp., Series A, 5.00% 2007	23,000	22,919
General Electric Capital Corp., Series A, 5.375% 2007	10,000	10,005
General Electric Capital Corp., Series A, 3.50% 2008	4,000	3,862
General Electric Capital Corp., Series A, 6.00% 2012	2,500	2,543
General Electric Capital Corp., Series A, 5.00% 2016	5,000	4,713
General Electric Co. 5.00% 2013	2,000	1,926
BAE SYSTEMS 2001 Asset Trust, Series 2001, Class B, 7.156% 2011[1,3]	19,934	20,483
BAE SYSTEMS 2001 Asset Trust, Series 2001, Class G, MBIA insured, 6.664% 2013[1,3]	2,229	2,304
John Deere Capital Corp., Series D, 4.375% 2008	21,500	21,095
Caterpillar Inc. 4.50% 2009	16,750	16,283
Delta Air Lines, Inc., Series 2002-1, Class G-2, MBIA insured, 6.417% 2014	13,860	14,009
Continental Airlines, Inc., Series 2006-1, Class G, FGIC insured, 5.56% 2015[2]	10,000	10,000
Burlington Northern and Santa Fe Railway Co. Pass Through Trust, Series 1996-B, 6.96% 2009[3]	2,833	2,894
Burlington Northern and Santa Fe Railway Co. Pass Through Trust, Series 2002-1, 5.943% 2022[3]	474	476
Southern Capital Corp. Pass Through Trust, Series 2002-1, Class G, MBIA insured, 5.70% 2023[1,3]	1,225	1,198
Southwest Airlines Co., Series 2001-1, Class A-2, 5.496% 2006[3]	1,000	1,001
		135,711

Telecommunication services — 2.33%
SBC Communications Inc. 6.25% 2011	34,250	34,871
BellSouth Corp. 4.20% 2009	18,000	17,198
France Télécom 7.75% 2011[2]	12,500	13,513
Verizon Wireless Capital LLC and Cellco Partnership 5.375% 2006	11,000	10,995
Vodafone Group PLC 7.75% 2010	9,525	10,125
Singapore Telecommunications Ltd. 6.375% 2011[1]	7,000	7,193
Deutsche Telekom International Finance BV 8.50% 2010[2]	5,000	5,404
Verizon Global Funding Corp. 7.375% 2012	5,000	5,350
ALLTEL Corp. 4.656% 2007	5,000	4,963
British Telecommunications PLC 8.375% 2010[2]	4,000	4,416
Cingular Wireless LLC 5.625% 2006	3,000	3,003
		117,031

Consumer discretionary — 2.02%
Kohl’s Corp. 6.30% 2011	17,670	18,099
Kohl’s Corp. 7.375% 2011	7,300	7,773
Walt Disney Co., Series B, 5.375% 2007	14,000	13,995
Target Corp. 5.50% 2007	5,000	5,004
Target Corp. 5.375% 2009	8,200	8,188
American Honda Finance Corp. 5.125% 2010[1]	13,000	12,723
DaimlerChrysler North America Holding Corp. 4.75% 2008	7,000	6,900
DaimlerChrysler North America Holding Corp. 8.00% 2010	3,000	3,211
Gannett Co., Inc. 4.125% 2008	7,000	6,802
Lowe’s Companies, Inc. 8.25% 2010	5,000	5,485
Carnival Corp. 6.15% 2008	5,401	5,444
Viacom Inc. 5.625% 2007	5,000	5,005
Home Depot, Inc. 5.20% 2011	3,000	2,960
		101,589

Consumer staples — 1.53%
Wal-Mart Stores, Inc. 5.45% 2006	5,000	5,000
Wal-Mart Stores, Inc. 4.125% 2010	10,000	9,490
Wal-Mart Stores, Inc. 4.75% 2010	10,500	10,210
Diageo Capital PLC 3.50% 2007	12,000	11,660
Diageo Capital PLC 4.375% 2010	12,500	11,949
Kraft Foods Inc. 4.625% 2006	3,000	2,990
Nabisco, Inc. 7.05% 2007	9,200	9,312
Kraft Foods Inc. 4.125% 2009	4,000	3,813
Kraft Foods Inc. 6.25% 2012	1,600	1,629
Costco Wholesale Corp. 5.50% 2007	5,525	5,518
Anheuser-Busch Companies, Inc. 6.00% 2011	5,000	5,093
		76,664

Utilities — 1.05%
Virginia Electric and Power Co., Series 2002-A, 5.375% 2007	13,500	13,474
PSEG Power LLC, Series B, 5.125% 2012	8,343	8,051
Ohio Power Co., Series J, 5.30% 2010	8,000	7,859
Duke Energy Corp., First and Refunding Mortgage Bonds, Series A, 3.75% 2008	5,000	4,856
Duke Energy Corp., First and Refunding Mortgage Bonds, 4.50% 2010	2,250	2,165
Georgia Power Co., Series V, 4.10% 2009	7,000	6,705
Pacificorp Australia LLC, AMBAC insured, 6.15% 2008[1]	6,000	6,056
Chilquinta Energia Finance Co. LLC, MBIA insured, 6.47% 2008[1]	3,500	3,542
		52,708

Health care — 0.53%
Amgen Inc. 4.00% 2009	14,500	13,814
UnitedHealth Group Inc. 5.20% 2007	3,000	2,996
UnitedHealth Group Inc. 3.75% 2009	10,000	9,555
		26,365

Energy — 0.31%
Petroleum Export Ltd., Class A-1, MBIA insured, 4.623% 2010[1,3]	8,028	7,872
Qatar Petroleum 5.579% 2011[1]	5,000	4,990
Oil Enterprises Ltd., MBIA insured, 6.239% 2008[1,3]	2,756	2,774
		15,636

Information technology — 0.25%
Cisco Systems, Inc. 5.25% 2011	12,750	12,569
		12,569

Total corporate bonds & notes (cost: $1,352,414,000)		1,320,058

U.S. TREASURY BONDS & NOTES — 15.19%
U.S. Treasury 3.125% 2007	$9,175	$9,007
U.S. Treasury 3.375% 2008	14,000	13,467
U.S. Treasury 3.625% 2008[4]	7,666	7,862
U.S. Treasury 4.75% 2008	2,075	2,061
U.S. Treasury 3.625% 2009	127,250	122,180
U.S. Treasury 5.50% 2009	52,500	53,214
U.S. Treasury 6.00% 2009	8,500	8,742
U.S. Treasury 0.875% 2010[4]	5,193	4,926
U.S. Treasury 4.00% 2010	180,750	174,465
U.S. Treasury 5.00% 2011	83,750	83,698
U.S. Treasury 5.00% 2011	75,825	75,813
U.S. Treasury 3.625% 2013	42,000	38,456
U.S. Treasury 3.875% 2013	46,000	42,873
U.S. Treasury 4.25% 2013	20,500	19,469
U.S. Treasury 8.125% 2019[5]	10,000	12,655
U.S. Treasury 8.50% 2020[5]	5,000	6,535
U.S. Treasury 8.75% 2020[5]	27,410	36,669
U.S. Treasury 7.875% 2021[5]	10,000	12,561
U.S. Treasury 4.50% 2036	21,750	19,432
U.S. Treasury Principal Strip 0% 2008	8,000	7,081
U.S. Treasury Principal Strip 0% 2014[5]	10,000	6,753
U.S. Treasury Principal Strip 0% 2029[5]	15,250	4,605
		762,524

FEDERAL AGENCY BONDS & NOTES — 14.74%
Freddie Mac 5.50% 2006	14,000	14,004
Freddie Mac 3.35% 2007	28,000	27,210
Freddie Mac 4.125% 2009	30,000	28,835
Freddie Mac 5.75% 2009	68,000	68,736
Freddie Mac 6.625% 2009	118,750	123,240
Freddie Mac 4.125% 2010	39,500	37,693
Freddie Mac 5.50% 2011	39,000	39,191
Freddie Mac 5.875% 2011	50,000	50,670
Freddie Mac 5.00% 2014	60,000	58,416
Federal Home Loan Bank 3.375% 2007	65,000	63,303
Federal Home Loan Bank 3.70% 2007	10,245	10,040
Federal Home Loan Bank 3.375% 2008	36,280	35,095
Federal Home Loan Bank 3.75% 2008	6,750	6,521
Fannie Mae 4.75% 2007	10,250	10,209
Fannie Mae 4.75% 2007	10,250	10,172
Fannie Mae 6.34% 2007	5,000	5,060
Fannie Mae 4.00% 2008	30,000	29,229
Fannie Mae 6.625% 2009	12,750	13,232
Fannie Mae 5.25% 2012	41,000	40,157
Federal Agricultural Mortgage Corp. 4.25% 2008	32,500	31,748
Federal Agricultural Mortgage Corp. 4.875% 2011[1]	17,750	17,299
Federal Agricultural Mortgage Corp. 5.125% 2011	1,500	1,477
Small Business Administration, Series 2002-20K, 5.08% 2022[3]	6,219	6,028
Small Business Administration, Series 2003-20J, 4.92% 2023[3]	9,361	8,957
United States Government-Guaranteed Ship Financing Obligations, Rowan Companies, Inc. (Title XI) 5.88% 2012[3]	3,710	3,747
		740,269

COLLATERALIZED MORTGAGE OBLIGATIONS (PRIVATELY ORIGINATED)[3]— 11.70%
Countrywide Alternative Loan Trust, Series 2005-J8, Class 2-A-1, 5.00% 2020	7,289	6,990
Countrywide Alternative Loan Trust, Series 2004-28CB, Class 7-A-1, 5.00% 2020	4,674	4,485
Countrywide Alternative Loan Trust, Series 2004-14T2, Class A-11, 5.50% 2034	5,000	4,718
Countrywide Alternative Loan Trust, Series 2005-62, Class 2-A-1, 5.011% 2035[2]	6,674	6,674
Countrywide Alternative Loan Trust, Series 2005-46CB, Class A-8, 5.50% 2035	19,508	19,205
Countrywide Alternative Loan Trust, Series 2005-40CB, Class A-1, 5.50% 2035	17,343	16,611
Countrywide Alternative Loan Trust, Series 2005-64CB, Class 1-A-7, 5.50% 2035	14,716	14,500
Countrywide Alternative Loan Trust, Series 2005-30CB, Class 2-A-1, 5.50% 2035	8,079	7,718
Countrywide Alternative Loan Trust, Series 2005-54CB, Class 1-A-7, 5.50% 2035	6,325	6,242
Countrywide Alternative Loan Trust, Series 2005-21CB, Class A-9, 5.50% 2035	4,245	4,181
Countrywide Alternative Loan Trust, Series 2004-28CB, Class 5-A-1, 5.75% 2035	7,221	6,988
Countrywide Alternative Loan Trust, Series 2005-21CB, Class A-17, 6.00% 2035	8,474	8,332
Countrywide Alternative Loan Trust, Series 2004-28CB, Class 6-A-1, 6.00% 2035	3,647	3,574
Countrywide Alternative Loan Trust, Series 2006-6CB, Class 1-A-1, 5.50% 2036	6,917	6,828
Countrywide Alternative Loan Trust, Series 2005-73CB, Class 1-A-11, 5.50% 2036	4,787	4,443
Countrywide Alternative Loan Trust, Series 2006-16CB, Class A-2, 6.00% 2036	27,512	27,279
Residential Accredit Loans, Inc., Series 2004-QS6, Class A-1, 5.00% 2019	12,529	12,017
Residential Accredit Loans, Inc., Series 2004-QS8, Class A-11, 5.50% 2034	5,000	4,701
Residential Accredit Loans, Inc., Series 2005-QR1, Class A, 6.00% 2034	5,912	5,813
Residential Accredit Loans, Inc., Series 2004-QS12, Class M-1, 6.00% 2034	1,272	1,236
Residential Accredit Loans, Inc., Series 2005-QS12, Class A-7, 5.50% 2035	13,377	13,185
Residential Accredit Loans, Inc., Series 2005-QS9, Class A-6, 5.50% 2035	10,000	9,300
Residential Accredit Loans, Inc., Series 2005-QS5, Class A-5, 5.75% 2035	9,100	8,671
Residential Accredit Loans, Inc., Series 2005-QS14, Class 2-A-1, 6.00% 2035	6,676	6,548
CS First Boston Mortgage Securities Corp., Series 2002-30, Class I-A-1, 7.50% 2032	2,048	2,061
CS First Boston Mortgage Securities Corp., Series 2002-34, Class I-A-1, 7.50% 2032	1,511	1,512
CS First Boston Mortgage Securities Corp., Series 2003-AR12, Class II-A-2, 4.311% 2033[2]	1,087	1,068
CS First Boston Mortgage Securities Corp., Series 2003-21, Class V-A-1, 6.50% 2033	2,090	2,092
CS First Boston Mortgage Securities Corp., Series 2003-29, Class V-A-1, 7.00% 2033	3,768	3,807
CS First Boston Mortgage Securities Corp., Series 2004-AR1, Class II-A-1, 4.659% 2034[2]	4,163	4,084
CS First Boston Mortgage Securities Corp., Series 2005-1, Class I-A-27, 5.50% 2035	16,759	16,366
CS First Boston Mortgage Securities Corp., Series 2005-6, Class VI-A-1, 6.00% 2035	11,134	10,995
CS First Boston Mortgage Securities Corp., Series 2006-2, Class 5-A-6, 6.00% 2036	11,200	11,041
WaMu Mortgage Pass-Through Certificates Trust, Series 2004-CB2, Class VII-A, 5.50% 2019	5,862	5,791
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-AR7, Class A-7, 3.842% 2033[2]	9,440	9,205
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-AR8, Class A, 4.03% 2033[2]	4,487	4,366
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-AR6, Class A-1, 4.34% 2033[2]	5,804	5,683
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-AR1, Class A-6, 4.482% 2033[2]	1,235	1,216
WaMu Mortgage Pass-Through Certificates Trust, Series 2006-AR2, Class 2-A1, 5.845% 2037[2]	8,277	8,144
WaMu Mortgage Pass-Through Certificates Trust, Series 2005-AR15, Class A-1-A, 5.341% 2045[2]	6,596	6,617
IndyMac INDX Mortgage Loan Trust, Series 2006-AR5, Class 2-A-1, 5.889% 2036[2]	33,443	33,176
Bear Stearns ARM Trust, Series 2003-6, Class I-A-2, 3.982% 2033[2]	1,830	1,785
Bear Stearns ARM Trust, Series 2003-3, Class II-A-2, 4.053% 2033[2]	2,761	2,703
Bear Stearns ARM Trust, Series 2004-1, Class I-2-A-5, 4.38% 2034[2]	3,186	3,110
Bear Stearns ARM Trust, Series 2005-10, Class A-3, 4.65% 2035[2]	6,500	6,215
Bear Stearns ARM Trust, Series 2005-1, Class II-A-2, 4.958% 2035[2]	9,391	9,226
Morgan Stanley Mortgage Loan Trust, Series 2004-3, Class 4-A, 5.696% 2034[2]	20,872	19,987
Banc of America Mortgage Securities Trust, Series 2004-7, Class 4-A-1, 5.00% 2019	10,501	10,084
Banc of America Mortgage Securities Trust, Series 2003-F, Class 2-A-1, 3.734% 2033[2]	2,252	2,187
Banc of America Mortgage Securities Trust, Series 2003-G, Class 2-A-1, 4.088% 2033[2]	3,357	3,301
Banc of America Mortgage Securities Trust, Series 2003-D, Class 2-A-1, 4.183% 2033[2]	3,765	3,684
MASTR Alternative Loan Trust, Series 2003-2, Class 6-A-1, 6.00% 2033	2,065	2,049
MASTR Alternative Loan Trust, Series 2004-2, Class 2-A-1, 6.00% 2034	2,561	2,510
MASTR Alternative Loan Trust, Series 2005-1, Class 1-A-1, 5.50% 2035	7,066	6,752
MASTR Alternative Loan Trust, Series 2005-3, Class 1-A-1, 5.50% 2035	3,452	3,361
MASTR Alternative Loan Trust, Series 2005-3, Class 3-A-1, 6.50% 2035	2,669	2,664
J.P. Morgan Mortgage Trust, Series 2005-A1, Class 4-A-1, 4.78% 2035[2]	17,317	16,427
First Horizon Alternative Mortgage Securities Trust, Series 2005-FA8, Class I-A-14, 5.50% 2035	6,838	6,723
First Horizon Alternative Mortgage Securities Trust, Series 2005-FA11, Class I-A-5, 5.75% 2036	8,684	8,538
CHL Mortgage Pass-Through Trust, Series 2003-HYB3, Class 4-A-1, 3.456% 2033[2]	3,403	3,298
CHL Mortgage Pass-Through Trust, Series 2003-27, Class A-1, 3.705% 2033[2]	1,489	1,455
CHL Mortgage Pass-Through Trust, Series 2004-HYB6, Class A-1, 4.297% 2034[2]	3,601	3,498
CHL Mortgage Pass-Through Trust, Series 2005-HYB8, Class 4-A-1, 5.715% 2035[2]	6,262	6,175
Lehman Mortgage Trust, Series 2005-2, Class 3-A3, 5.50% 2035	13,868	13,703
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-22, Class 5-A1, 6.039% 2035[2]	7,156	7,104
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-4, Class 5-A-1, 6.00% 2036[2]	4,710	4,678
Structured Asset Securities Corp., Series 1998-RF2, Class A, 8.518% 2027[1,2]	2,624	2,648
Structured Asset Securities Corp., Series 1998-RF1, Class A, 8.743% 2027[1,2]	2,707	2,730
Structured Asset Securities Corp., Series 1999-RF1, Class A, 7.848% 2028[1,2]	3,866	3,939
Structured Asset Securities Corp., Series 2003-17A, Class 3-A1, 4.01% 2033[2]	1,847	1,823
Washington Mutual Securities Corp., Series 2005-AR1, Class A-1-A, 5.341% 2035[2]	10,541	10,558
Residential Asset Mortgage Products Trust, Series 2004-RS9, Class A-I-4, AMBAC insured, 4.767% 2032	8,550	8,397
Residential Asset Mortgage Products Trust, Series 2003-RZ4, Class A-7, 4.79% 2033[2]	1,000	957
Bear Stearns ALT-A Trust, Series 2005-9, Class II-6A-1, 5.85% 2035[2]	8,865	8,789
Bear Stearns Asset-backed Securities I Trust, Series 2005-AC8, Class A-4, 5.50% 2035	8,375	8,257
Specialty Underwriting and Residential Finance Trust, Series 2004-AA1, Class I-A-1, 5.00% 2034	7,214	6,994
Residential Asset Securitization Trust, Series 2005-A8CB, Class A-11, 6.00% 2035	4,419	4,331
Residential Asset Securitization Trust, Series 2005-A6CB, Class A-7, 6.00% 2035	2,554	2,524
GSR Mortgage Loan Trust, Series 2005-AR1, Class 2-A-1, 4.94% 2035[2]	6,934	6,812
HarborView Mortgage Loan Trust, Series 2005-15, Class 2-A1A2, 5.881% 2045[2]	6,092	6,153
Residential Funding Mortgage Securities I, Inc., Series 2004-S9, Class II-A-1, 4.75% 2019	5,920	5,615
PUMA Global Trust No.1, Class B, 5.42% 2033[2]	5,500	5,509
Wells Fargo Mortgage-backed Securities Trust, Series 2003-M, Class A-1, 4.715% 2033[2]	3,271	3,115
Wells Fargo Mortgage-backed Securities Trust, Series 2006-2, Class 1-A-5, principal only, 0% 2036	2,489	1,820
First Horizon Mortgage Pass Through Trust, Series 2004-AR1, Class II-A-1, 4.902% 2034[2]	4,279	4,212
Banc of America Alternative Loan Trust, Series 2005-6, Class 2-CB-2, 6.00% 2035	3,385	3,344
Paine Webber CMO, Series O, Class 5, 9.50% 2019	293	311
		587,518

ASSET-BACKED OBLIGATIONS[3]— 10.43%
Drive Auto Receivables Trust, Series 2005-1, Class A-3, MBIA insured, 3.75% 2009	13,000	12,894
Drive Auto Receivables Trust, Series 2005-2, Class A-2, MBIA insured, 4.12% 2010[1]	9,908	9,820
Drive Auto Receivables Trust, Series 2004-1, Class A-4, MBIA insured, 4.14% 2010[1]	13,000	12,831
Drive Auto Receivables Trust, Series 2005-2, Class A-3, MBIA insured, 4.26% 2012[1]	4,250	4,108
Drive Auto Receivables Trust, Series 2005-3, Class A-4, FSA insured, 5.09% 2013[1]	10,000	9,906
MBNA Master Credit Card Trust II, Series 2000-D, Class B, 5.511% 2009[2]	5,750	5,772
MBNA Credit Card Master Note Trust, Series 2006-1, Class A, 4.90% 2011	7,500	7,419
MBNA Master Credit Card Trust II, Series 2000-E, Class A, 7.80% 2012	2,580	2,809
MBNA Credit Card Master Note Trust, Series 2005-6, Class A, 4.50% 2013	18,500	17,870
ARG Funding Corp., Series 2005-1, Class A-1, MBIA insured, 4.02% 2009[1]	6,750	6,588
ARG Funding Corp., Series 2005-2, Class A-1, AMBAC insured, 4.54% 2009[1]	6,500	6,398
ARG Funding Corp., Series 2005-1, Class A-3, MBIA insured, 4.29% 2011[1]	15,750	15,072
CPS Auto Receivables Trust, Series 2003-A, Class A-2, XLCA insured, 2.89% 2009[1]	920	903
CPS Auto Receivables Trust, Series 2002-B, Class A-2, XLCA insured, 3.50% 2009[1]	2,426	2,404
CPS Auto Receivables Trust, Series 2002-C, Class A-2, XLCA insured, 3.52% 2009[1]	648	641
CPS Auto Receivables Trust, Series 2004-A, Class A-2, FSA insured, 3.87% 2010[1]	5,000	4,912
CPS Auto Receivables Trust, Series 2004-D, Class A-2, XLCA insured, 3.86% 2011[1]	9,142	8,997
CPS Auto Receivables Trust, Series 2005-C, Class A-2, FSA insured, 4.79% 2012[1]	5,000	4,893
Drivetime Auto Owner Trust, Series 2005-A, Class A-3, MBIA insured, 4.302% 2009[1]	11,750	11,616
Drivetime Auto Owner Trust, Series 2006-A, Class A-3, XLCA insured, 5.565% 2011[1]	10,000	9,988
Citibank Credit Card Issuance Trust, Class 2002-A1, 4.95% 2009	4,000	3,987
Citibank Credit Card Issuance Trust, Class 2000-A3, 6.875% 2009	12,500	12,748
Citibank Credit Card Issuance Trust, Class 2003-A3, 3.10% 2010	2,900	2,789
Prestige Auto Receivables Trust, Series 2004-1, Class A-2, FSA insured, 3.69% 2011[1]	4,444	4,377
Prestige Auto Receivables Trust, Series 2006-1A, Class A-2, FSA insured, 5.25% 2013[1]	12,000	11,949
Residential Asset Securities Corp. Trust, Series 2001-KS3, Class A-I-6, 5.96% 2031	5,386	5,364
Residential Asset Securities Corp. Trust, Series 2003-KS8, Class A-I-6, 4.83% 2033	1,500	1,463
Residential Asset Securities Corp. Trust, Series 2004-KS12, Class A-1-2, 5.311% 2035[2]	8,807	8,824
West Penn Funding LLC, Transition Bonds, Series 2005-A, Class A-1, 4.46% 2010[1]	15,750	15,290
Residential Funding Mortgage Securities II, Inc., Series 2005-HI1, Class A-3, FGIC insured, 4.16% 2034	12,500	12,288
Massachusetts RRB Special Purpose Trust, Series 2005-1, Class A-4, 4.40% 2015	12,800	12,012
MASTR Asset-backed Securities Trust, Series 2006-AB1, Class A-4, 5.719% 2036	12,185	11,825
Lehman ABS Manufactured Housing Contract Trust, Series 2001-B, Class A-3, 4.35% 2014	12,113	11,402
Vanderbilt Mortgage and Finance, Inc., Series 2000-C, Class A-4, 7.905% 2026	3,756	3,922
Vanderbilt Mortgage and Finance, Inc., Series 2000-D, Class A-4, 7.715% 2027	6,853	7,099
UPFC Auto Receivables Trust, Series 2004-A, Class A-3, AMBAC insured, 3.27% 2010	4,633	4,564
UPFC Auto Receivables Trust, Series 2005-B, Class A-3, XLCA insured, 4.98% 2011	6,250	6,205
Bear Stearns Asset-backed Securities I Trust, Series 2005-CL1, Class A-1, 5.581% 2034[2]	10,361	10,384
CWABS, Inc., Series 2004-10, Class AF-3, 3.842% 2030	8,769	8,653
CWABS, Inc., Series 2004-10, Class 2-AV-2, 5.431% 2033[2]	1,555	1,557
PG&E Energy Recovery Funding LLC, Series 2005-1, Class A-2, 3.87% 2011	5,000	4,881
PG&E Energy Recovery Funding LLC, Series 2005-1, Class A-3, 4.14% 2012	5,250	5,047
Capital One Multi-asset Execution Trust, Series 2005-8, Class A, 4.40% 2011	10,000	9,792
Triad Automobile Receivables Trust, Series 2005-A, Class A-4, AMBAC insured, 4.22% 2012	10,000	9,708
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2005-1, Class A-5, MBIA insured, 5.08% 2011[1]	5,750	5,618
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2005-2, Class A-6, AMBAC insured, 5.08% 2011[1]	4,000	3,908
Credit-Based Asset Servicing and Securitization LLC, Series 2004-CB8, Class AF-1, 3.633% 2021	760	756
Credit-Based Asset Servicing and Securitization LLC, Series 2004-CB8, Class AF-2, 4.134% 2035	3,950	3,888
Credit-Based Asset Servicing and Securitization LLC, Series 2005-CB4, Class AF-4, 5.028% 2035[2]	4,485	4,267
PG&E Energy Recovery Funding LLC, Series 2005-2, Class A-2, 5.03% 2014	9,000	8,851
New Century Home Equity Loan Trust, Series 2001-NC2, Class M-1, 6.311% 2031[2]	8,305	8,313
Structured Asset Investment Loan Trust, Series 2004-BNC2, Class A-4, 5.401% 2034[2]	7,963	7,974
First Investors Auto Owner Trust, Series 2006-A, Class A-4, MBIA insured, 5.00% 2013[1]	8,000	7,896
Origen Manufactured Housing Contract Trust, Series 2004-B, Class A-1, 2.87% 2013	618	613
Origen Manufactured Housing Contract Trust, Series 2004-B, Class A-2, 3.79% 2017	6,050	5,860
Origen Manufactured Housing Contract Trust, Series 2004-B, Class A-3, 4.75% 2021	1,500	1,408
Irwin Home Equity, Series 2006-1, Class 2-A2, 5.39% 2035[1]	7,500	7,389
PECO Energy Transition Trust, Series 1999-A, Class A-7, 6.13% 2009	7,000	7,071
Providian Gateway Master Trust, Series 2004-DA, Class A, 3.35% 2011[1]	7,000	6,820
Countryplace Manufactured Housing Contract, Series 2005-1, Class A-2, AMBAC insured, 4.42% 2035[1]	7,000	6,818
Advanta Business Card Master Trust, Series 2005-A3, Class A, 4.70% 2011	6,750	6,630
Capital One Master Trust, Series 1998-1, Class A, 6.31% 2011	5,950	6,045
PSE&G Transition Funding II LLC, Series 2005-1, Class A-2, 4.34% 2014	6,125	5,852
Morgan Stanley ABS Capital I, Inc., Series 2004-OP1, Class A-2B, 5.371% 2034[2]	5,770	5,778
WFS Financial Owner Trust, Series 2002-3, Class A-4, 3.50% 2010	3,204	3,198
WFS Financial Owner Trust, Series 2004-1, Class A-4, 2.81% 2011	2,600	2,530
Vega ContainerVessel PLC, Series 2006-1, Class A, XLCA insured, 5.562% 2021[1]	5,000	4,862
Nebhelp Trust, Student Loan Interest Margin Securities, Series 1, Class A, MBIA insured, 6.68% 2016[1]	4,500	4,498
Nordstrom Private Label Credit Card Master Note Trust, Series 2001-1, Class A, 4.82% 2010[1]	4,250	4,245
Long Beach Acceptance Auto Receivables Trust, Series 2004-C, Class A-4, FSA insured, 3.777% 2011	4,350	4,235
USAA Auto Owner Trust, Series 2004-3, Class A-3, 3.16% 2009	4,280	4,230
AmeriCredit Automobile Receivables Trust, Series 2003-A-M, Class A-4-A, MBIA insured, 3.10% 2009	1,239	1,215
AmeriCredit Automobile Receivables Trust, Series 2002-C, Class A-4, FSA insured, 3.55% 2009	3,011	2,983
Centex Home Equity Loan Trust, Series 2005-A, Class AF-2, 3.90% 2024	2,500	2,482
Centex Home Equity Loan Trust, Series 2003-C, Class AF-6, 4.81% 2033	1,700	1,675
Spirit Master Funding LLC, Net-Lease Mortgage Notes, Series 2005-1, Class A-1, AMBAC insured, 5.05% 2023[1]	3,858	3,611
Green Tree Financial Corp., Series 1997-6, Class A-6, 6.90% 2029	973	986
Green Tree Financial Corp., Series 1997-6, Class A-7, 7.14% 2029	2,291	2,338
Chase Credit Card Owner Trust, Series 2003-4, Class B, 5.731% 2016[2]	3,000	3,083
California Infrastructure and Economic Development Bank, Special Purpose Trust, SCE-1,
Series 1997-1, Class A-6, 6.38% 2008	1,561	1,565
California Infrastructure and Economic Development Bank, Special Purpose Trust, PG&E-1,
Series 1997-1, Class A-7, 6.42% 2008	1,221	1,224
AMRESCO Residential Securities Corp. Mortgage Loan Trust, Series 1997-2, Class A-7, 7.57% 2027	2,774	2,765
SeaWest Securitization, LLC, Series 2002-A, Class A-3, XLCA insured, 3.58% 2008[1]	1,452	1,445
SeaWest Securitization, LLC, Series 2003-A, Class A-2, XLCA insured, 2.84% 2009[1]	1,015	1,000
Nordstrom Credit Card Master Note Trust, Series 2002-1, Class B, 5.781% 2010[1,2]	2,250	2,262
Specialty Underwriting and Residential Finance Trust, Series 2004-BC4, Class A-2B, 5.391% 2035[2]	2,000	2,006
Hyundai Auto Receivables Trust, Series 2002-A, Class B, 3.54% 2009[1]	1,682	1,681
Litigation Settlement Monetized Fee Trust I, Series 2001-1, Class A-1, 8.33% 2031[1]	1,633	1,657
MMCA Auto Owner Trust, Series 2002-4, Class A-4, 3.05% 2009	1,366	1,357
PP&L Transition Bond Co. LLC, Series 1999-1, Class A-8, 7.15% 2009	1,200	1,239
CWHEQ Home Equity Loan Trust, Series 2006-S2, Class A-5, FGIC insured, 5.753% 2027	1,000	986
IndyMac Home Equity Mortgage Loan Asset-backed Trust, Series SPMD 2001-A, Class AF-6, 6.537% 2030	974	977
Franklin Auto Trust, Series 2002-1, Class A-4, MBIA insured, 4.51% 2010	966	962
AESOP Funding II LLC, Series 2003-2, Class A-1, MBIA insured, 2.74% 2007[1]	833	832
Saxon Asset Securities Trust, Series 2002-2, Class AF-5, 5.99% 2031	694	694
Banco Nacional de México, SA, Series 1999-A, Class A-1, MBIA insured, 7.50% 2006[1]	492	493
Financial Pacific Funding II, LLC, Series 2003-A, Class A, FSA insured, 2.29% 2009[1]	476	471
NPF XII, Inc., Series 2001-3, Class A, 5.52% 2007[1,6]	1,000	28
NPF VI, Inc., Series 2002-1, Class A, 2.389% 2008[1,2,6]	1,500	23
		523,564

FEDERAL AGENCY MORTGAGE-BACKED OBLIGATIONS[3]— 8.80%
Fannie Mae 7.00% 2008	80	80
Fannie Mae 8.50% 2008	2	2
Fannie Mae 7.00% 2009	97	98
Fannie Mae 7.00% 2009	21	21
Fannie Mae 7.50% 2009	168	170
Fannie Mae 7.50% 2009	75	77
Fannie Mae 7.50% 2009	75	76
Fannie Mae 7.50% 2009	20	20
Fannie Mae 8.50% 2009	16	17
Fannie Mae 9.00% 2009	138	141
Fannie Mae 9.00% 2009	131	135
Fannie Mae 9.50% 2009	183	191
Fannie Mae 7.00% 2010	63	64
Fannie Mae 9.50% 2010	8	8
Fannie Mae 7.00% 2011	494	502
Fannie Mae 7.00% 2011	237	241
Fannie Mae 7.00% 2011	30	31
Fannie Mae 7.00% 2012	349	356
Fannie Mae 8.50% 2014	18	18
Fannie Mae 7.00% 2015	2,026	2,068
Fannie Mae 7.00% 2015	543	554
Fannie Mae 7.00% 2015	94	96
Fannie Mae 7.00% 2015	47	48
Fannie Mae 7.50% 2015	1,010	1,041
Fannie Mae 7.50% 2015	910	938
Fannie Mae 7.50% 2015	468	483
Fannie Mae 7.50% 2015	465	480
Fannie Mae 7.50% 2015	117	120
Fannie Mae 7.50% 2015	102	105
Fannie Mae 7.50% 2015	74	76
Fannie Mae 9.00% 2015	598	632
Fannie Mae 13.50% 2015	254	294
Fannie Mae 7.00% 2016	1,468	1,498
Fannie Mae 7.00% 2016	587	600
Fannie Mae 7.00% 2016	443	453
Fannie Mae 7.00% 2016	290	296
Fannie Mae 7.00% 2016	226	231
Fannie Mae 7.50% 2016	406	419
Fannie Mae 9.00% 2016	826	881
Fannie Mae 11.50% 2016	321	359
Fannie Mae 6.00% 2017	1,557	1,567
Fannie Mae 7.00% 2017	1,606	1,639
Fannie Mae 7.00% 2017	914	933
Fannie Mae 7.00% 2017	581	593
Fannie Mae 5.00% 2018	1,211	1,173
Fannie Mae 9.00% 2018	24	26
Fannie Mae 10.00% 2018	153	169
Fannie Mae 11.50% 2019	934	1,043
Fannie Mae 11.00% 2020	239	270
Fannie Mae 11.00% 2020	98	109
Fannie Mae 11.50% 2020	203	226
Fannie Mae 10.00% 2021	195	213
Fannie Mae 9.50% 2022	69	75
Fannie Mae 7.00% 2023	102	106
Fannie Mae 7.50% 2023	242	252
Fannie Mae 10.00% 2025	268	296
Fannie Mae 8.50% 2026	73	79
Fannie Mae 9.318% 2026[2]	1,361	1,473
Fannie Mae 9.50% 2026	496	552
Fannie Mae 8.50% 2027	117	126
Fannie Mae 7.50% 2029	232	241
Fannie Mae 7.00% 2031	49	50
Fannie Mae 7.50% 2031	166	172
Fannie Mae 7.50% 2031	130	135
Fannie Mae 3.746% 2033[2]	2,681	2,611
Fannie Mae 3.772% 2033[2]	8,597	8,374
Fannie Mae 4.043% 2033[2]	1,168	1,149
Fannie Mae 4.184% 2033[2]	15,796	15,524
Fannie Mae 5.50% 2034	8,164	7,869
Fannie Mae 6.00% 2034	13,385	13,240
Fannie Mae 6.00% 2034	8,755	8,660
Fannie Mae 4.484% 2035[2]	2,456	2,390
Fannie Mae 6.00% 2035	4,397	4,350
Fannie Mae 5.50% 2036	4,990	4,807
Fannie Mae 5.50% 2036	1,752	1,688
Fannie Mae 6.00% 2036	6,719	6,637
Fannie Mae 6.50% 2036	8,889	8,969
Fannie Mae, Trust D2, 11.00% 2009	140	146
Fannie Mae, Series 2000-T5, Class B, 7.30% 2010	14,000	14,908
Fannie Mae, Series 2003-T1, Class B, 4.491% 2012	7,000	6,618
Fannie Mae, Series 88-16, Class B, 9.50% 2018	29	31
Fannie Mae, Series 90-93, Class G, 5.50% 2020	113	111
Fannie Mae, Series 90-21, Class Z, 9.00% 2020	573	613
Fannie Mae, Series 2001-4, Class GA, 10.269% 2025[2]	1,312	1,446
Fannie Mae, Series 2001-4, Class NA, 11.891% 2025[2]	3,504	3,888
Fannie Mae, Series 2002-W3, Class A-5, 7.50% 2028	2,319	2,388
Fannie Mae, Series 2002-W7, Class A-5, 7.50% 2029	1,914	1,975
Fannie Mae, Series 2001-20, Class D, 11.064% 2031[2]	199	221
Fannie Mae, Series 2005-29, Class AK, 4.50% 2035	8,341	7,942
Fannie Mae, Series 2006-43, Class PX, 6.00% 2036	30,000	29,925
Fannie Mae, Series 2006-49, Class PA, 6.00% 2036	10,000	10,026
Fannie Mae, Series 2003-W10, Class 1A-2B, 3.112% 2037	297	296
Fannie Mae, Series 1999-T2, Class A-1, 7.50% 2039	1,021	1,056
Fannie Mae, Series 2003-W4, Class 1A-3, 3.991% 2040	6,335	6,276
Fannie Mae, Series 2001-T10, Class A-1, 7.00% 2041	1,632	1,667
Fannie Mae, Series 2001-50, Class BA, 7.00% 2041	858	878
Fannie Mae, Series 2002-W1, Class 2A, 7.50% 2042	706	726
Government National Mortgage Assn. 8.50% 2007	20	20
Government National Mortgage Assn. 8.50% 2008	58	59
Government National Mortgage Assn. 8.50% 2008	4	4
Government National Mortgage Assn. 9.00% 2008	109	112
Government National Mortgage Assn. 9.50% 2009	588	611
Government National Mortgage Assn. 9.00% 2016	20	22
Government National Mortgage Assn. 8.50% 2017	116	124
Government National Mortgage Assn. 8.50% 2020	25	27
Government National Mortgage Assn. 9.50% 2020	86	96
Government National Mortgage Assn. 9.50% 2020	54	59
Government National Mortgage Assn. 8.50% 2021	269	287
Government National Mortgage Assn. 8.50% 2021	117	125
Government National Mortgage Assn. 8.50% 2021	1	1
Government National Mortgage Assn. 9.00% 2021	105	113
Government National Mortgage Assn. 8.50% 2022	61	65
Government National Mortgage Assn. 8.50% 2022	36	38
Government National Mortgage Assn. 8.50% 2022	20	21
Government National Mortgage Assn. 8.50% 2023	283	302
Government National Mortgage Assn. 4.00% 2035[2]	11,019	10,752
Government National Mortgage Assn. 4.00% 2035[2]	6,672	6,489
Government National Mortgage Assn. 4.00% 2035[2]	5,571	5,418
Government National Mortgage Assn. 4.00% 2035[2]	3,163	3,065
Government National Mortgage Assn. 4.00% 2035[2]	946	917
Government National Mortgage Assn. 5.50% 2036	20,654	20,023
Government National Mortgage Assn. 6.00% 2036	39,750	39,497
Government National Mortgage Assn. 6.50% 2036	30,950	31,359
Government National Mortgage Assn. 6.50% 2036	21,800	22,104
Government National Mortgage Assn., Series 2004-84, Class A, 3.624% 2017	3,505	3,362
Freddie Mac 7.00% 2008	93	94
Freddie Mac 8.00% 2008	14	14
Freddie Mac 8.50% 2008	9	9
Freddie Mac 8.75% 2008	19	19
Freddie Mac 8.50% 2009	72	73
Freddie Mac 8.00% 2010	76	77
Freddie Mac 9.50% 2010	3	3
Freddie Mac 8.00% 2012	143	147
Freddie Mac 9.50% 2013	7	8
Freddie Mac 6.00% 2014	165	167
Freddie Mac 6.00% 2014	89	90
Freddie Mac 4.00% 2015	8,095	7,517
Freddie Mac 7.00% 2015	141	144
Freddie Mac 6.00% 2017	616	620
Freddie Mac 8.00% 2017	341	354
Freddie Mac 8.00% 2017	127	132
Freddie Mac 8.00% 2017	92	96
Freddie Mac 5.00% 2018	1,851	1,792
Freddie Mac 8.50% 2018	19	20
Freddie Mac 10.00% 2018	616	681
Freddie Mac 11.00% 2018	139	154
Freddie Mac 8.50% 2019	97	102
Freddie Mac 10.00% 2019	481	535
Freddie Mac 8.50% 2020	32	34
Freddie Mac 8.50% 2021	46	49
Freddie Mac 10.00% 2021	251	274
Freddie Mac 10.00% 2025	335	367
Freddie Mac 8.50% 2027	33	35
Freddie Mac 9.00% 2030	399	429
Freddie Mac 4.053% 2033[2]	1,800	1,760
Freddie Mac 4.613% 2035[2]	13,069	12,714
Freddie Mac 4.649% 2035[2]	29,069	28,274
Freddie Mac 4.79% 2035[2]	6,765	6,604
Freddie Mac, Series 2310, Class B, 9.952% 2015[2]	144	156
Freddie Mac, Series 2310, Class A, 10.589% 2017[2]	505	544
Freddie Mac, Series 1567, Class A, 4.714% 2023[2]	110	100
Freddie Mac, Series T-041, Class 3-A, 7.50% 2032	964	992
Freddie Mac, Series 3061, Class PN, 5.50% 2035	19,303	18,973
Freddie Mac, Series 3156, Class NG, 6.00% 2036	10,000	10,043
		442,111

COMMERCIAL MORTGAGE-BACKED SECURITIES[3]— 7.74%
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2001-CIBC1, Class A-2, 6.001% 2033	212	212
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2002-C2, Class A-1, 4.326% 2034	13,907	13,383
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2004-CIBC10, Class A-1, 3.175% 2037	474	470
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2004-CIBC10, Class A-4, 4.529% 2037	8,500	8,067
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CIBC12, Class A-3B, 5.334% 2037[2]	5,000	4,910
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2003-ML1, Class A-1, 3.972% 2039	11,975	11,482
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2004-C3, Class A-3, 4.545% 2042	5,000	4,730
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP4, Class A-2, 4.79% 2042	6,750	6,537
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP1, Class A-2, 4.625% 2046	7,500	7,271
CS First Boston Mortgage Securities Corp., Series 2001-CK1, Class A-3, 6.38% 2035	7,000	7,168
CS First Boston Mortgage Securities Corp., Series 2003-C5, Class A-2, 3.808% 2036	2,700	2,605
CS First Boston Mortgage Securities Corp., Series 2003-CK2, Class A-4, 4.801% 2036	1,000	946
CS First Boston Mortgage Securities Corp., Series 2001-CK6, Class A-3, 6.387% 2036	8,250	8,486
CS First Boston Mortgage Securities Corp., Series 2002-CKN2, Class A-1, 4.637% 2037	1,938	1,930
CS First Boston Mortgage Securities Corp., Series 2005-C6, Class A-3, 5.23% 2040	13,500	13,021
CS First Boston Mortgage Securities Corp., Series 1998-C1, Class A-1B, 6.48% 2040	3,757	3,815
CS First Boston Mortgage Securities Corp., Series 1998-C1, Class C, 6.78% 2040	6,450	6,635
CS First Boston Mortgage Securities Corp., Series 1999-C1, Class D, 8.062% 2041[2]	1,500	1,606
Bear Stearns Commercial Mortgage Securities Inc., Series 1998-C1, Class A-1, 6.34% 2030	5,279	5,306
Bear Stearns Commercial Mortgage Securities Inc., Series 1999-C1, Class X, interest only, 1.009% 2031[1,2]	79,399	2,431
Bear Stearns Commercial Mortgage Securities Inc., Series 1999-C1, Class A-1, 5.91% 2031	2,837	2,841
Bear Stearns Commercial Mortgage Securities Inc., Series 2002-PBW1, Class A-1, 3.97% 2035	5,771	5,573
Bear Stearns Commercial Mortgage Securities Inc., Series 2001-TOP2, Class A-1, 6.08% 2035	3,818	3,854
Bear Stearns Commercial Mortgage Securities Inc., Series 2004-PWR6, Class A-4, 4.521% 2041	12,250	11,550
Bear Stearns Commercial Mortgage Securities Inc., Series 2005-PWR9, Class A-AB, 4.804% 2042	4,500	4,279
GE Capital Commercial Mortgage Corp., Series 2000-1, Class A-2, 6.496% 2033	10,000	10,285
GE Capital Commercial Mortgage Corp., Series 2003-C2, Class A-2, 4.17% 2037	3,200	3,096
GE Capital Commerical Mortgage Corp., Series 2002-3, Class A-1, 4.229% 2037	10,491	10,125
Salomon Brothers Commercial Mortgage Trust, Series 2000-C3, Class A-1, 6.341% 2033[1]	2,727	2,744
Salomon Brothers Commercial Mortgage Trust, Series 2000-C3, Class B, 6.758% 2033	2,000	2,071
Salomon Brothers Commercial Mortgage Trust, Series 2001-C1, Class A-2, 6.226% 2035	1,470	1,478
Salomon Brothers Commercial Mortgage Trust, Series 2001-C1, Class A-3, 6.428% 2035	13,350	13,730
GMAC Commercial Mortgage Securities, Inc., Series 2001-C2, Class A-1, 6.25% 2034	853	865
GMAC Commercial Mortgage Securities, Inc., Series 2001-C1, Class A-2, 6.465% 2034	18,500	19,037
Banc of America Commercial Mortgage Inc., Series 2001-1, Class A-2, 6.503% 2036	2,433	2,511
Banc of America Commercial Mortgage Inc., Series 2003-2, Class A-1, 3.411% 2041	3,755	3,628
Banc of America Commercial Mortgage Inc., Series 2004-5, Class A-3, 4.561% 2041	3,565	3,382
Banc of America Commercial Mortgage Inc., Series 2005-5, Class A-3B, 5.229% 2045[2]	10,500	10,239
Crown Castle Towers LLC, Series 2005-1, Class A-FX, 4.643% 2035[1]	12,000	11,544
Crown Castle Towers LLC, Series 2005-1, Class C, 5.074% 2035[1]	8,180	7,888
Commercial Mortgage Trust, Series 2000-C1, Class A-1, 7.206% 2033	770	772
Commercial Mortgage Trust, Series 2003-LNB1, Class A-2, 4.084% 2038	13,000	11,786
Commercial Mortgage Trust, Series 2004-LB2A, Class A-2, 3.60% 2039	6,974	6,656
Wachovia Bank Commercial Mortgage Trust, Series 2003-C9, Class A-2, 3.958% 2035	7,200	6,926
Wachovia Bank Commercial Mortgage Trust, Series 2005-C16, Class A-PB, 4.692% 2041	4,250	4,037
Wachovia Bank Commercial Mortgage Trust, Series 2005-C17, Class A-2, 4.782% 2042	7,500	7,294
Tower Ventures, LLC, Series 2006-1, Class A1-FX, 5.361% 2036[1]	11,350	11,155
Tower Ventures, LLC, Series 2006-1, Class C, 5.707% 2036[1]	7,063	6,963
LB-UBS Commercial Mortgage Trust, Series 2001-C7, Class A-3, 5.642% 2025	3,760	3,770
LB-UBS Commercial Mortgage Trust, Series 2000-C3, Class A-2, 7.95% 2025	1,750	1,879
LB-UBS Commercial Mortgage Trust, Series 2002-C4, Class A-2, 4.023% 2026	7,750	7,526
LB-UBS Commercial Mortgage Trust, Series 2002-C1, Class A-3, 6.226% 2026	1,465	1,490
Morgan Stanley Capital I, Inc., Series 1999-FNV1, Class A-2, 6.53% 2031	4,794	4,881
Morgan Stanley Capital I, Inc., Series 1999-FNV1, Class D, 7.03% 2031	4,000	4,138
Morgan Stanley Capital I, Inc., Series 2004-RR2, Class A-1, 4.39% 2033[1]	2,224	2,172
Morgan Stanley Capital I Trust, Series 2005-HQ7, Class A-2, 5.205% 2042[2]	2,000	1,950
Morgan Stanley Dean Witter Capital I Trust, Series 2001-TOP5, Class A-3, 6.16% 2035	5,125	5,202
Morgan Stanley Dean Witter Capital I Trust, Series 2003-TOP9, Class A-1, 3.98% 2036	7,676	7,328
SBA CMBS Trust, Series 2005-1, Class A, 5.369% 2035[1]	8,350	8,223
SBA CMBS Trust, Series 2005-1, Class B, 5.565% 2035[1]	1,270	1,255
Chase Commercial Mortgage Securities Corp., Series 2000-2, Class A-1, 7.543% 2032	3,601	3,715
Chase Commercial Mortgage Securities Corp., Series 2000-1, Class A-2, 7.757% 2032	5,398	5,688
Government Lease Trust, Series 1999-GSA1, Class A-4, MBIA insured, 6.48% 2011[1]	8,500	8,706
First Union National Bank Commercial Mortgage Trust, Series 2000-C1, Class A-1, 7.739% 2032	1,738	1,768
First Union National Bank Commercial Mortgage Trust, Series 2002-C1, Class A-1, 5.585% 2034	5,729	5,732
DLJ Commercial Mortgage Corp., Series 1998-CF2, Class A-4, 6.90% 2031[2]	3,250	3,347
DLJ Commercial Mortgage Corp., Series 1999-CG1, Class A-1B, 6.46% 2032	1,750	1,787
LB Commercial Mortgage Trust, Series 1998-C1, Class A-3, 6.48% 2030	3,168	3,198
GGP Mall Properties Trust, Series 2001-GGP1, Class A-2, 5.007% 2011[1]	2,387	2,384
Prudential Securities Secured Financing Corp., Series 1999-NRF1, Class C, 6.746% 2031	2,000	2,057
GE Commercial Mortgage Corp., Series 2005-C4, Class A-3A, 5.333% 2045	2,000	1,962
Nomura Asset Securities Corp., Series 1998-D6, Class A-1A, 6.28% 2030	1,088	1,091
		388,569

NON-U.S. GOVERNMENT & GOVERNMENT AGENCY BONDS & NOTES — 0.52%
Corporación Andina de Fomento 6.875% 2012	13,000	13,608
KfW 3.25% 2007	13,000	12,701
		26,309

MUNICIPALS — 0.11%
California Maritime Infrastructure Authority, Taxable Lease Revenue Bonds
(San Diego Unified Port District-South Bay Plant Acquisition), Series 1999, 6.63% 2009[1]	5,069	5,116
State of Louisiana, Tobacco Settlement Financing Corp., Tobacco Settlement Asset-backed Bonds,
Series 2001-A, Class A, 6.36% 2025	577	575
		5,691

Total bonds & notes (cost: $4,907,728,000)		4,796,613

		Market value
Preferred securities — 0.94%	Shares	(000)

FINANCIALS — 0.94%
BNP U.S. Funding LLC, Series A, 7.738% noncumulative preferred[1,2]	11,795,000	12,131
BNP Paribas Capital Trust 9.003% noncumulative trust preferred[1,2]	3,250,000	3,637
Deutsche Bank Capital Funding Trust I, 7.872%[1,2]	11,950,000	12,613
HSBC Capital Funding LP, Series 1, 9.547% noncumulative step-up perpetual preferred[1,2]	8,250,000	9,344
DBS Capital Funding Corp., Series A, 7.657% noncumulative guaranteed preference shares[1,2]	6,000,000	6,424
ING Capital Funding Trust III 8.439% noncumulative preferred[2]	2,665,000	2,933

Total preferred stocks (cost: $51,149,000)		47,082

Short-term securities — 4.03%	Principal amount (000)

Bank of America Corp. 5.015% due 7/10/2006[5]	$42,400	42,163
Ranger Funding Co. LLC 5.03% due 7/12/2006[1,5]	5,200	5,169
Concentrate Manufacturing Co. of Ireland 4.94%-4.95% due 6/9-6/20/2006[1]	34,950	34,863
CAFCO, LLC 5.03% due 7/14/2006[1]	30,000	29,823
Wal-Mart Stores Inc. 4.74%-4.96% due 6/6-6/27/2006[1]	28,307	28,211
Hershey Co. 4.95% due 6/23/2006[1]	25,000	24,921
Clipper Receivables Co., LLC 5.00% due 6/22/2006[1]	20,000	19,939
IBM Capital Inc. 4.95% due 6/26/2006[1]	15,000	14,946
Colgate-Palmolive Co. 4.94% due 6/19/2006[1,5]	2,575	2,568

Total short-term securities (cost: $202,596,000)		202,603

Total investment securities (cost: $5,161,473,000)		5,046,298
Other assets less liabilities		(24,470)

Net assets		$5,021,828

1 Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities was $855,372,000, which represented 17.03% of the net assets of the fund.
2 Coupon rate may change periodically.
3 Pass-through securities backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturities are shorter than the stated maturities.
4 Index-linked bond whose principal amount moves with a government retail price index.
5 This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.
6 Company not making scheduled interest payments; bankruptcy proceedings pending.

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$2,993
Gross unrealized depreciation on investment securities	(118,747)
Net unrealized depreciation on investment securities	(115,754)
Cost of investment securities for federal income tax purposes	5,162,052

MFGEFP-923-0706-S4565

ITEM 2 - Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 - Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

INTERMEDIATE BOND FUND OF AMERICA

By /s/ John H. Smet
John H. Smet, President and PEO

Date: July 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ John H. Smet
John H. Smet, President and PEO

Date: July 28, 2006

By /s/ Sharon G. Moseley
Sharon G. Moseley, Treasurer and PFO

Date: July 28, 2006